Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Fixed assets and intangible assets	$ 19,729	$ 33,641
Deferred revenues	27,610	31,392
Provisions and reserves	2,226	1,133
Net operating loss carry forwards	18,387	23,895
Other	2,468	179
Gross deferred tax assets	70,420	90,240
Valuation allowance	(11,124)	(11,359)
Total deferred tax asset	59,296	78,881
Deferred tax liabilities:
Other	(923)	(1,806)
Total deferred tax liabilities	(923)	(1,806)
Net deferred tax asset	58,373	77,075
Deferred tax asset-current portion	25,058	24,361
Deferred tax asset-non-current portion	33,820	53,805
Deferred tax liability-current portion	(163)	(1,091)
Deferred tax liability-non-current portion	(342)
Net deferred tax asset	$ 58,373	$ 77,075